Document and Entity Information	0 Months Ended
Apr. 15, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2014
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	Apr. 15, 2015
Document Effective Date	Apr. 15, 2015
Prospectus Date	Jun. 01, 2014
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILTX